Guarantees, Commitments,And Contingencies - Summary of Companys purchase obligations of future period (Detail) - CAD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Disclosure of Companys purchase obligations of future period [Abstract]
2022	$ 312,790	$ 243,737
2023	4,144	2,904
2024	$ 126	$ 125